                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2006

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Checkhere if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:    Mercury Real Estate Advisors LLC
Address: 100 Field Point Road
         Greenwich, Connecticut 06830

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13F File Number         28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Malcolm F. MacLean IV
Title:   Managing Member
Phone:   (203) 769-2980

Signature, Place and Date of Signing

  /s/ Malcolm F. MacLean IV    Greenwich, Connecticut        May 15, 2006
 ---------------------------  ------------------------  ----------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $396,215 (x 1000)

List of Other Included Managers:
   01  File Number 28-11653      David R. Jarvis
   02  File Number 28-11654      Malcolm F. MacLean IV

Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

                          FORM 13F INFORMATION TABLE

                                                                                               Voting    Voting    Voting
                                                         Shares  SH/ Put/ Investment  Other   Authority Authority Authority
Issuer                   Type       Cusip   Value x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
------               ------------ --------- ------------ ------- --- ---- ---------- -------- --------- --------- ---------
99 CENTS ONLY
  STORES COM         COMMON STOCK 65440K106      339       25000 SH         OTHER     01/02      25000      0         0

AMERICAN LAND LEASE
  INC COM              REITS/RICS 027118108      802       29331 SH         OTHER     01/02      29331      0         0

AMERICAN RETIREMENT
  CORP COM           COMMON STOCK 028913101    86048     3358600 SH         OTHER     01/02    3358600      0         0

ASSOCIATED ESTATES
  REALTY CORP          REITS/RICS 045604105      844       75000 SH         OTHER     01/02      75000      0         0

BARNWELL INDS INC
  USD.5 COM          COMMON STOCK 068221100    35117     1516300 SH         OTHER     01/02    1516300      0         0

BNP RES PPTYS        COMMON STOCK 068221100      950       56578 SH         OTHER     01/02      56578      0         0

CALIFORNIA COASTAL
  COMM INC           COMMON STOCK 129915203    34198      921786 SH         OTHER     01/02     921786      0         0

CAPITAL PPTYS INC
  RI COM             COMMON STOCK 140430109     2405       78075 SH         OTHER     01/02      78075      0         0

CAPITAL SENIOR
  LIVING CORP        COMMON STOCK 140475104    28882     2578800 SH         OTHER     01/02    2578800      0         0

CAPITALSOURCE INC    COMMON STOCK 14055X102     5304      213200 SH         OTHER     01/02     213200      0         0

CARRAMERICA REALTY
  CORP COM             REITS/RICS 144418100     2677       60000 SH         OTHER     01/02      60000      0         0

CENTURY RLTY TR SH
  BEN INT              REITS/RICS 156671109     3005      154090 SH         OTHER     01/02     154090      0         0

CONSOLIDATED TOMOKA
  LD CO COM          COMMON STOCK 210226106    14329      230635 SH         OTHER     01/02     230635      0         0

DEERFIELD TRIARC
  CAP ITAL CORP        REITS/RICS 244572301     1514      112200 SH         OTHER     01/02     112200      0         0

DIAMONDROCK
  HOSPITAL ITY CO      REITS/RICS 252784301     7087      513200 SH         OTHER     01/02     513200      0         0

ENTERTAINMENT
  PROPERTIES TR CO     REITS/RICS 29380T105      470       11200 SH         OTHER     01/02      11200      0         0

FELDMAN MALL
  PROPERT IES        COMMON STOCK 314308107    14891     1215600 SH         OTHER     01/02    1215600      0         0

FIRST POTOMAC RLTY
  TR REIT              REITS/RICS 33610F109      921       32600 SH         OTHER     01/02      32600      0         0

FOREST CITY
  ENTERPRISES INC CO COMMON STOCK 345550107      667       14150 SH         OTHER     01/02      14150      0         0

GREAT WOLF RESRT     COMMON STOCK 391523107     1159      100000 SH         OTHER     01/02     100000      0         0

HIGHLAND HOSP CP     COMMON STOCK 430141101     1669      131300 SH         OTHER     01/02     131300      0         0

HILTON HOTELS CORP
  COM                COMMON STOCK 432848109      805       31600 SH         OTHER     01/02      31600      0         0

                                                                                                     Voting    Voting    Voting
                                                               Shares  SH/ Put/ Investment  Other   Authority Authority Authority
Issuer                   Type          Cusip      Value x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
------               ------------ --------------- ------------ ------- --- ---- ---------- -------- --------- --------- ---------
INNKEEPERS USA TR
  COM                COMMON STOCK       4576J0104      3301     194751 SH         OTHER     01/02     194751      0         0

INTRAWEST CORP CAD
  N PV COM (U        COMMON STOCK       460915200      3808     111387 SH         OTHER     01/02     111387      0         0

JER INVESTORS TRUST    REITS/RICS       46614H301      8081     486200 SH         OTHER     01/02     486200      0         0

KITE REALTY GROUP TR COMMON STOCK       49803T102      1656     103800 SH         OTHER     01/02     103800      0         0

LAS VEGAS SANDS      COMMON STOCK       517834107      2266      40000 SH         OTHER     01/02      40000      0         0

MACERICH CO COM        REITS/RICS       554382101      1250      16900 SH         OTHER     01/02      16900      0         0

MAXUS REALTY TRUST
  INC                  REITS/RICS       57774B109      1302      98611 SH         OTHER     01/02      98611      0         0

NEW ENGLAND REALTY
  ASSOC LP           COMMON STOCK       644206104     14891     195300 SH         OTHER     01/02     195300      0         0

NEWKIRK REALTY
  TRUST INC          COMMON STOCK       651497109      1879     103900 SH         OTHER     01/02     103900      0         0

ORIENT-EXP HTLS COM
  STK                COMMON STOCK       G67743107      1561      39800 SH         OTHER     01/02      39800      0         0

PICO HOLDINGS INC
  COM STK            COMMON STOCK       693366205     20849     633901 SH         OTHER     01/02     633901      0         0

PRESIDENTIAL RLTY
  CORP NEW CL          REITS/RICS       741004204       581      86800 SH         OTHER     01/02      86800      0         0

ROBERTS REALTY
  INVESTORS INC        REITS/RICS       769900101      1584     199500 SH         OTHER     01/02     199500      0         0

SIZELER PPTY INVS
  INC COM              REITS/RICS       830137105     29745    2015239 SH         OTHER     01/02    2015239      0         0

SONESTA INTL HOTELS
  CORP               COMMON STOCK       835438409     18592     736312 SH         OTHER     01/02     736312      0         0

STARWOOD HOTELS &
  SEE CUSIP 85       COMMON STOCK       85590A203      2709      40000 SH         OTHER     01/02      40000      0         0

STRGC HOTELS &
  RESOR T INC          REITS/RICS       86272T106      2212      95000 SH         OTHER     01/02      95000      0         0

SUNSTONE HOTEL
  INVESTORS INC      COMMON STOCK       867892101      2173      75000 SH         OTHER     01/02      75000      0         0

TEX P LND TR SUB CTF COMMON STOCK       882610108     16927     115150 SH         OTHER     01/02     115150      0         0

TRUSTREET
  PROPERTIES INC         PRFD STK
  SERIE                   (CONVRT       898404207       545      24600 SH         OTHER     01/02      24600      0         0

VAIL RESORTS INC COM COMMON STOCK       91879Q109      4586     120000 SH         OTHER     01/02     120000      0         0

WILSHIRE
  ENTERPRISES INC    COMMON STOCK       971889100      9744    1149000 SH         OTHER     01/02    1149000      0         0

WINDROSE MED PPTYS       PRFD STK
  TR 7.5% CON             (CONVRT       973491202      1890      72400 SH         OTHER     01/02      72400      0         0

Records                        45 Total Mkt Value   396,215